TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE - Movement in allowance for expected credit losses (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement in the allowance for expected credit losses
Increase (decrease) for changes of foreign currency	$ (1,067,456)	$ 12,348,172	$ 5,404,210
Impairment provision
Movement in the allowance for expected credit losses
Opening balance	(4,447,197)	(4,492,643)	(4,711,371)
Increase (decrease)	1,426,301	1,319,216	(150,671)
Provision reversal	(1,417,795)	(1,110,743)	(654,381)
Increase (decrease) for changes of foreign currency	(42,704)	(253,919)	586,324
Sub - total movements	(34,198)	(45,446)	(218,728)
Ending balance	$ (4,412,999)	$ (4,447,197)	$ (4,492,643)